Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Communication Services (2.6%)
*	Live Nation Entertainment Inc.	180,236	10,962
	Cable One Inc.	6,466	7,223
	New York Times Co. Class A	185,054	5,888
	Cinemark Holdings Inc.	138,816	5,274
	TEGNA Inc.	281,231	4,258
	World Wrestling Entertainment Inc. Class A	56,898	4,139
	Telephone & Data Systems Inc.	122,184	3,520
*	AMC Networks Inc. Class A	58,302	3,076
*	Yelp Inc. Class A	92,645	2,847
	Meredith Corp.	52,105	2,697
	John Wiley & Sons Inc. Class A	58,956	2,463
*	Cars.com Inc.	80,806	1,711
			54,058
Consumer Discretionary (12.1%)
	Domino's Pizza Inc.	53,484	14,949
*	NVR Inc.	4,431	14,186
	Service Corp. International	236,286	10,366
*	Five Below Inc.	72,665	9,354
	Pool Corp.	51,332	9,229
	Dunkin' Brands Group Inc.	107,697	7,993
	Gentex Corp.	337,830	7,216
	Wyndham Hotels & Resorts Inc.	127,578	6,805
*	Caesars Entertainment Corp.	759,796	6,679
*	Ollie's Bargain Outlet Holdings Inc.	67,190	6,633
^	Williams-Sonoma Inc.	104,458	6,111
	Toll Brothers Inc.	174,839	6,079
	Polaris Industries Inc.	74,680	5,965
*	Deckers Outdoor Corp.	37,961	5,774
	Carter's Inc.	59,326	4,990
^	Cracker Barrel Old Country Store Inc.	31,331	4,922
	Wyndham Destinations Inc.	123,109	4,897
*	Skechers U.S.A. Inc. Class A	173,917	4,858
	Brunswick Corp.	113,426	4,705
	Aaron's Inc.	87,577	4,664
	Marriott Vacations Worldwide Corp.	51,260	4,608
	Six Flags Entertainment Corp.	93,135	4,597
	Churchill Downs Inc.	46,200	4,554
*	Helen of Troy Ltd.	33,354	4,456
	Texas Roadhouse Inc. Class A	86,886	4,454
	Wendy's Co.	237,046	4,359
*	Eldorado Resorts Inc.	84,768	4,168
	Goodyear Tire & Rubber Co.	302,601	4,058
	Graham Holdings Co. Class B	5,675	3,862
*	Tempur Sealy International Inc.	59,812	3,817
	American Eagle Outfitters Inc.	218,427	3,801
	Thor Industries Inc.	68,167	3,520
	Dick's Sporting Goods Inc.	96,126	3,317
*	Adtalem Global Education Inc.	75,309	3,311

*	Murphy USA Inc.	39,099	3,138
*	AutoNation Inc.	75,116	2,965
	Jack in the Box Inc.	33,635	2,798
	KB Home	110,274	2,771
	Dana Inc.	186,839	2,726
*	Penn National Gaming Inc.	138,570	2,612
	Boyd Gaming Corp.	104,135	2,491
*	Sally Beauty Holdings Inc.	157,102	2,385
	Cheesecake Factory Inc.	54,357	2,351
	Bed Bath & Beyond Inc.	179,143	2,273
*	TRI Pointe Group Inc.	184,621	2,271
*	Urban Outfitters Inc.	98,205	2,207
	Adient plc	113,355	1,957
	Brinker International Inc.	48,871	1,836
	Delphi Technologies plc	115,327	1,760
*	Visteon Corp.	36,810	1,638
*	Sotheby's	42,893	1,446
^	Papa John's International Inc.	29,331	1,422
	International Speedway Corp. Class A	30,995	1,387
*	Scientific Games Corp.	72,135	1,378
^	Dillard's Inc. Class A	24,077	1,364
	Signet Jewelers Ltd.	67,647	1,276
	Tupperware Brands Corp.	63,417	1,181
*	Michaels Cos. Inc.	117,152	1,067
*	Weight Watchers International Inc.	50,620	875
			252,832
Consumer Staples (2.7%)
*	Post Holdings Inc.	86,938	9,137
	Ingredion Inc.	86,885	6,617
	Casey's General Stores Inc.	47,705	6,158
	Flowers Foods Inc.	239,123	5,349
*	TreeHouse Foods Inc.	72,968	3,804
	Lancaster Colony Corp.	25,454	3,661
*	Boston Beer Co. Inc. Class A	11,347	3,566
	Sanderson Farms Inc.	25,408	3,474
	Energizer Holdings Inc.	82,869	3,391
	Nu Skin Enterprises Inc. Class A	72,145	3,369
*	Sprouts Farmers Market Inc.	161,767	3,243
*	Hain Celestial Group Inc.	116,694	2,379
*	Edgewell Personal Care Co.	70,527	2,013
^	Tootsie Roll Industries Inc.	24,835	943
			57,104
Energy (3.2%)
	EQT Corp.	332,003	6,076
*	WPX Energy Inc.	515,090	5,542
	Murphy Oil Corp.	211,989	5,268
	Equitrans Midstream Corp.	265,098	5,265
	PBF Energy Inc. Class A	156,185	4,123
*	Transocean Ltd.	659,805	4,091
*	Apergy Corp.	100,798	3,126
	Patterson-UTI Energy Inc.	278,390	2,959
	Core Laboratories NV	57,747	2,751
*,^ Chesapeake Energy Corp.		1,360,966	2,613
	World Fuel Services Corp.	87,531	2,551
*	Southwestern Energy Co.	705,481	2,533
*	Matador Resources Co.	135,002	2,219

^ Ensco Rowan plc Class A	256,475	2,147
* QEP Resources Inc.	308,032	2,129
Range Resources Corp.	270,585	2,116
* Oceaneering International Inc.	128,788	2,112
* CNX Resources Corp.	258,481	1,995
* Callon Petroleum Co.	296,989	1,856
* Oasis Petroleum Inc.	352,251	1,832
SM Energy Co.	134,571	1,565
* McDermott International Inc.	235,605	1,423
		66,292
Financials (17.0%)
MarketAxess Holdings Inc.	49,111	14,626
FactSet Research Systems Inc.	49,571	13,791
* Alleghany Corp.	18,852	12,505
Reinsurance Group of America Inc. Class A	81,861	12,120
WR Berkley Corp.	188,429	11,720
RenaissanceRe Holdings Ltd.	55,002	9,595
Brown & Brown Inc.	302,551	9,552
American Financial Group Inc.	91,959	9,030
SEI Investments Co.	168,260	8,455
Signature Bank	71,802	8,225
Old Republic International Corp.	370,904	8,178
East West Bancorp Inc.	188,926	8,071
First American Financial Corp.	145,276	7,504
Cullen/Frost Bankers Inc.	82,096	7,493
Commerce Bancshares Inc.	128,643	7,375
Synovus Financial Corp.	207,426	6,629
Kemper Corp.	79,329	6,584
Hanover Insurance Group Inc.	52,878	6,460
Primerica Inc.	55,493	6,374
New York Community Bancorp Inc.	609,042	6,048
Eaton Vance Corp.	150,104	5,737
PacWest Bancorp	157,431	5,721
Prosperity Bancshares Inc.	86,476	5,605
First Horizon National Corp.	414,781	5,562
* Brighthouse Financial Inc.	152,038	5,396
SLM Corp.	564,686	5,370
Sterling Bancorp	277,235	5,353
Webster Financial Corp.	120,275	5,326
Pinnacle Financial Partners Inc.	94,990	5,030
Stifel Financial Corp.	93,688	5,025
First Financial Bankshares Inc.	88,381	5,008
Wintrust Financial Corp.	73,652	4,989
Interactive Brokers Group Inc.	97,854	4,971
United Bankshares Inc.	133,061	4,761
FNB Corp.	422,900	4,652
Umpqua Holdings Corp.	287,179	4,586
Bank OZK	157,546	4,553
Janus Henderson Group plc	215,026	4,369
Valley National Bancorp	432,657	4,249
Associated Banc-Corp	214,193	4,243
Hancock Whitney Corp.	111,672	4,241
Evercore Inc. Class A	53,431	4,126
TCF Financial Corp.	213,718	4,073
Bank of Hawaii Corp.	53,714	4,064
Legg Mason Inc.	111,481	3,971
Federated Investors Inc. Class B	124,788	3,810

*	Texas Capital Bancshares Inc.	65,485	3,752
	Navient Corp.	283,827	3,701
*,^ LendingTree Inc.		9,698	3,644
	UMB Financial Corp.	57,539	3,552
	Home BancShares Inc.	202,272	3,544
	Chemical Financial Corp.	93,163	3,527
	Fulton Financial Corp.	221,395	3,489
	Cathay General Bancorp	99,680	3,353
	Washington Federal Inc.	105,723	3,338
	CNO Financial Group Inc.	209,431	3,290
	BancorpSouth Bank	118,220	3,201
*	Green Dot Corp. Class A	62,106	2,882
	Trustmark Corp.	84,941	2,699
	International Bancshares Corp.	70,977	2,588
	Mercury General Corp.	35,333	2,037
*	Genworth Financial Inc. Class A	652,577	1,899
			355,622
Health Care (9.5%)
	STERIS plc	110,232	14,736
*	Molina Healthcare Inc.	81,396	11,579
	West Pharmaceutical Services Inc.	96,676	11,079
	Bio-Techne Corp.	49,215	9,747
*	Catalent Inc.	189,784	8,635
	Hill-Rom Holdings Inc.	86,876	8,353
*	Masimo Corp.	63,747	8,334
*	Charles River Laboratories International Inc.	62,846	7,884
*	Exelixis Inc.	391,126	7,662
	Encompass Health Corp.	128,686	7,582
*	Bio-Rad Laboratories Inc. Class A	26,242	7,530
*	Medidata Solutions Inc.	81,161	7,398
	Chemed Corp.	20,808	6,824
*	PRA Health Sciences Inc.	76,861	6,666
*	Haemonetics Corp.	66,472	6,447
*	United Therapeutics Corp.	56,978	4,784
*	HealthEquity Inc.	70,735	4,623
*	ICU Medical Inc.	21,639	4,605
*	LivaNova plc	63,448	4,562
*	Integra LifeSciences Holdings Corp.	92,192	4,296
*	Amedisys Inc.	37,959	4,263
*	NuVasive Inc.	67,290	3,900
*	Globus Medical Inc.	99,230	3,900
*	Acadia Healthcare Co. Inc.	115,272	3,714
*	Syneos Health Inc.	79,368	3,272
	Cantel Medical Corp.	47,304	3,252
*	Covetrus Inc.	124,621	3,073
*	Ligand Pharmaceuticals Inc.	26,645	2,861
*	MEDNAX Inc.	114,588	2,826
*	Avanos Medical Inc.	61,840	2,330
	Patterson Cos. Inc.	107,651	2,263
*	Allscripts Healthcare Solutions Inc.	223,297	2,173
*	Tenet Healthcare Corp.	108,377	2,163
*	Prestige Consumer Healthcare Inc.	67,503	1,960
*	Inogen Inc.	23,313	1,503
*	Mallinckrodt plc	108,814	946
			197,725

Industrials (15.2%)
IDEX Corp.	98,773	15,084
Lennox International Inc.	46,764	12,351
Old Dominion Freight Line Inc.	84,603	11,205
* Teledyne Technologies Inc.	47,190	11,127
Graco Inc.	215,410	10,172
Carlisle Cos. Inc.	74,645	9,951
Toro Co.	138,307	9,012
Nordson Corp.	67,234	8,446
Hubbell Inc. Class B	71,155	8,150
Woodward Inc.	72,813	7,931
Donaldson Co. Inc.	166,658	7,908
* Genesee & Wyoming Inc. Class A	73,358	6,985
* JetBlue Airways Corp.	399,451	6,883
ManpowerGroup Inc.	78,688	6,729
Watsco Inc.	41,884	6,592
ITT Inc.	113,899	6,563
Oshkosh Corp.	91,284	6,499
* AECOM	203,434	6,490
Acuity Brands Inc.	51,986	6,429
* XPO Logistics Inc.	120,200	6,261
Lincoln Electric Holdings Inc.	82,412	6,258
Curtiss-Wright Corp.	55,770	6,218
EMCOR Group Inc.	72,980	5,879
AGCO Corp.	83,755	5,575
Insperity Inc.	48,545	5,529
* Kirby Corp.	70,228	5,434
* Stericycle Inc.	111,117	5,154
Crane Co.	66,213	5,063
Landstar System Inc.	52,283	5,032
Brink's Co.	64,700	4,982
nVent Electric plc	210,170	4,847
* Trex Co. Inc.	76,713	4,589
MSA Safety Inc.	45,693	4,541
Knight-Swift Transportation Holdings Inc.	162,342	4,487
* Clean Harbors Inc.	66,240	4,247
MSC Industrial Direct Co. Inc. Class A	58,841	4,158
Regal Beloit Corp.	55,762	4,054
Timken Co.	88,868	3,911
* MasTec Inc.	80,257	3,731
Ryder System Inc.	69,225	3,496
* ASGN Inc.	68,622	3,481
Trinity Industries Inc.	173,770	3,350
GATX Corp.	47,698	3,330
Kennametal Inc.	107,166	3,295
Valmont Industries Inc.	28,598	3,235
EnerSys	56,101	3,155
* Resideo Technologies Inc.	160,251	3,154
* Colfax Corp.	123,865	3,109
Healthcare Services Group Inc.	96,175	3,040
Herman Miller Inc.	76,753	2,724
Granite Construction Inc.	60,842	2,445
* Avis Budget Group Inc.	82,945	2,352
Terex Corp.	80,741	2,161
* Dycom Industries Inc.	40,976	2,138
Deluxe Corp.	56,925	2,118
HNI Corp.	56,677	1,879

* NOW Inc.	141,316	1,841
Werner Enterprises Inc.	56,964	1,588
		316,348
Information Technology (15.3%)
Leidos Holdings Inc.	190,482	14,349
* Trimble Inc.	327,763	13,078
* Zebra Technologies Corp.	70,202	12,035
* PTC Inc.	139,136	11,696
* Fair Isaac Corp.	37,884	11,210
* Tyler Technologies Inc.	49,905	10,647
* WEX Inc.	56,176	10,614
Teradyne Inc.	226,268	9,535
Cognex Corp.	222,621	9,038
Cypress Semiconductor Corp.	474,202	8,450
Universal Display Corp.	55,253	8,118
CDK Global Inc.	162,528	7,866
* Cree Inc.	134,515	7,417
Versum Materials Inc.	142,191	7,302
Sabre Corp.	358,926	7,279
* Arrow Electronics Inc.	110,664	6,934
* CACI International Inc. Class A	32,403	6,595
* Ciena Corp.	187,438	6,549
* ViaSat Inc.	74,088	6,448
Monolithic Power Systems Inc.	51,453	5,992
MAXIMUS Inc.	83,148	5,924
Avnet Inc.	141,290	5,770
* First Solar Inc.	98,422	5,712
National Instruments Corp.	146,476	5,653
* Manhattan Associates Inc.	84,723	5,547
Littelfuse Inc.	32,197	5,255
* Silicon Laboratories Inc.	56,153	5,254
* Teradata Corp.	152,869	5,250
Science Applications International Corp.	66,330	5,090
j2 Global Inc.	60,363	5,088
MKS Instruments Inc.	70,631	5,047
Blackbaud Inc.	63,296	4,869
* ACI Worldwide Inc.	151,351	4,762
LogMeIn Inc.	66,257	4,759
* NCR Corp.	155,010	4,743
SYNNEX Corp.	54,059	4,687
* LiveRamp Holdings Inc.	88,920	4,569
Jabil Inc.	183,463	4,511
* Tech Data Corp.	48,629	4,408
* CoreLogic Inc.	104,396	4,091
KBR Inc.	183,775	4,084
* Lumentum Holdings Inc.	99,174	4,014
Perspecta Inc.	183,289	3,979
* Coherent Inc.	31,702	3,488
* Semtech Corp.	85,761	3,416
* Cirrus Logic Inc.	77,069	2,880
InterDigital Inc.	42,508	2,700
Belden Inc.	51,342	2,629
Vishay Intertechnology Inc.	172,306	2,626
* CommVault Systems Inc.	50,250	2,314
* NetScout Systems Inc.	91,279	2,237
Plantronics Inc.	42,695	1,754

* Synaptics Inc.	44,835	1,186
		319,448
Materials (6.5%)
AptarGroup Inc.	82,015	9,290
RPM International Inc.	171,552	9,181
Sonoco Products Co.	130,208	8,051
Steel Dynamics Inc.	299,158	7,524
Royal Gold Inc.	85,383	7,513
Reliance Steel & Aluminum Co.	87,416	7,279
Bemis Co. Inc.	118,808	6,932
Ashland Global Holdings Inc.	81,602	6,110
Eagle Materials Inc.	59,820	5,148
* Ingevity Corp.	54,235	4,756
Chemours Co.	217,681	4,591
Scotts Miracle-Gro Co.	51,212	4,585
NewMarket Corp.	11,366	4,399
Valvoline Inc.	245,211	4,279
Olin Corp.	214,880	4,214
Sensient Technologies Corp.	55,115	3,731
Louisiana-Pacific Corp.	160,874	3,671
* Allegheny Technologies Inc.	163,794	3,507
Domtar Corp.	81,996	3,448
Owens-Illinois Inc.	200,212	3,203
Cabot Corp.	77,561	3,098
Silgan Holdings Inc.	100,758	2,921
United States Steel Corp.	225,769	2,669
PolyOne Corp.	101,289	2,545
Carpenter Technology Corp.	61,744	2,504
Minerals Technologies Inc.	45,909	2,386
Compass Minerals International Inc.	44,142	2,252
Commercial Metals Co.	153,295	2,046
Worthington Industries Inc.	51,162	1,747
Greif Inc. Class A	34,193	1,212
		134,792
Real Estate (10.7%)
Camden Property Trust	125,936	13,017
National Retail Properties Inc.	210,614	11,274
Omega Healthcare Investors Inc.	275,888	9,827
Kilroy Realty Corp.	131,584	9,699
Liberty Property Trust	192,813	9,153
Medical Properties Trust Inc.	496,612	8,830
Lamar Advertising Co. Class A	110,980	8,680
Douglas Emmett Inc.	210,763	8,492
CyrusOne Inc.	141,083	8,330
American Campus Communities Inc.	178,576	8,272
EPR Properties	97,611	7,623
Jones Lang LaSalle Inc.	59,460	7,400
Brixmor Property Group Inc.	389,178	6,674
JBG SMITH Properties	155,522	6,142
Highwoods Properties Inc.	134,969	5,920
Life Storage Inc.	60,778	5,852
First Industrial Realty Trust Inc.	165,001	5,727
CoreSite Realty Corp.	47,840	5,584
Hospitality Properties Trust	214,291	5,329
EastGroup Properties Inc.	47,544	5,277
Healthcare Realty Trust Inc.	163,277	5,264

Cousins Properties Inc.	547,905			4,959
Rayonier Inc.	168,757			4,750
Pebblebrook Hotel Trust	170,245			4,738
Sabra Health Care REIT Inc.	232,384			4,483
Weingarten Realty Investors	155,897			4,396
PS Business Parks Inc.	26,030			4,189
Corporate Office Properties Trust	143,693			4,000
Taubman Centers Inc.	79,650			3,533
GEO Group Inc.	157,316			3,450
CoreCivic Inc.	154,651			3,387
PotlatchDeltic Corp.	88,444			2,976
Urban Edge Properties	156,532			2,700
Mack-Cali Realty Corp.	117,693			2,674
Senior Housing Properties Trust	309,795			2,441
Uniti Group Inc.	233,236			2,241
Tanger Factory Outlet Centers Inc.	122,422			2,076
Alexander & Baldwin Inc.	88,307			2,037
^ Realogy Holdings Corp.	146,788			1,041
				222,437
Utilities (4.9%)
UGI Corp.	226,688			11,699
Aqua America Inc.	274,557			10,856
OGE Energy Corp.	260,354			10,820
IDACORP Inc.	65,679			6,586
MDU Resources Group Inc.	255,621			6,309
ONE Gas Inc.	68,635			6,010
National Fuel Gas Co.	111,226			5,929
Hawaiian Electric Industries Inc.	142,016			5,899
Southwest Gas Holdings Inc.	69,235			5,895
Spire Inc.	66,238			5,519
ALLETE Inc.	67,159			5,500
New Jersey Resources Corp.	115,859			5,497
Black Hills Corp.	70,402			5,365
PNM Resources Inc.	103,827			4,891
NorthWestern Corp.	65,642			4,657
				101,432
Total Common Stocks (Cost $2,067,952)				2,078,090
	Coupon
Temporary Cash Investments (1.3%)1
Money Market Fund (1.3%)
2,3 Vanguard Market Liquidity Fund	2.527%		269,011	26,907

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	2.349%	8/15/19	800	796
Total Temporary Cash Investments (Cost $27,699)				27,703
Total Investments (101.0%) (Cost $2,095,651)				2,105,793
Other Assets and Liabilities-Net (-1.0%)3,5				(21,194)
Net Assets (100%)				2,084,599

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,035,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $10,766,000 of collateral received for securities on loan.
4 Securities with a value of $796,000 have been segregated as initial margin for open futures contracts.
5 Cash of $248,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2019	36	6,517	(553)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

S&P Mid-Cap 400 Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,078,090	—	—
Temporary Cash Investments	26,907	796	—
Futures Contracts—Liabilities[1]	(188)	—	—
Total	2,104,809	796	—
1 Represents variation margin on the last day of the reporting period.